AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 95.0%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	6,282,928	$67,164,503
(cost $62,703,884)

Short-Term Investment — 3.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,238,922)	2,238,922	2,238,922

TOTAL INVESTMENTS—98.2% (cost $64,942,806)(wa)		69,403,425

Other assets in excess of liabilities(z) — 1.8%		1,306,347

Net Assets — 100.0%		$70,709,772

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
586	10 Year U.S. Treasury Notes	Jun. 2025	$65,174,188	$1,010,200
162	10 Year U.S. Ultra Treasury Notes	Jun. 2025	18,488,250	242,058
				1,252,258
Short Positions:
87	2 Year U.S. Treasury Notes	Jun. 2025	18,023,953	(73,939)
362	5 Year U.S. Treasury Notes	Jun. 2025	39,152,563	(354,646)
81	20 Year U.S. Treasury Bonds	Jun. 2025	9,499,781	(141,653)
47	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	5,745,750	(118,499)
				(688,737)
				$563,521
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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